UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31,
1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[  ]is a restatement.
							[  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Thorsell Parker Partners, Inc.
Address:	265 Post Road West
		Westport, CT  06880

Form 13F File Number:	28-4176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kaye Tiedemann
Title:	Partner
Phone:	203-222-1722
Signature, Place and Date of Signing:

Kaye Tiedemann	Westport, CT		February 15, 2000

Report Type (Check only one.):

[ X ]	13F  HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		38

Form 13F Information Table Value Total		$189,422


List of Other Included Managers:

NONE
<PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS
SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -
------- -------- --------
Albany International Corp      COM              012348108     5834   376401 SH       SOLE
362309             14092
American Homestar Corp         COM              026651109      737   187150 SH       SOLE
187150
CKE Restaurants Inc            COM              12561E105     2091   355865 SH       SOLE
341645             14220
Canandaigua Brands Inc         COM              137219200     6737   132100 SH       SOLE
127090              5010
Champion Enterprises Inc       COM              158496109     2048   240895 SH       SOLE
230100             10795
Collagenex Pharmaceuticals Inc COM              19419B100      248     9913 SH       SOLE
9913
Commercial Federal Corp        COM              201647104     5236   293958 SH       SOLE
282748             11210
EEX Corporation New            COM              26842V207     2060   701282 SH       SOLE
681519             19763
Etec Systems Inc               COM              26922C103     6449   143700 SH       SOLE
143700
Greenpoint Financial Corp      COM              395384100     4210   176785 SH       SOLE
169110              7675
Hannaford Brothers Co          COM              410550107     3853    55588 SH       SOLE
51988              3600
Harman International Inds Inc  COM              413086109    10611   189065 SH       SOLE
183140              5925
Harsco Corp                    COM              415864107     6609   208161 SH       SOLE
200411              7750
Helmerich & Payne Inc          COM              423452101     3757   172730 SH       SOLE
165420              7310
Houghton Mifflin Co            COM              441560109     3194    75715 SH       SOLE
73355              2360
Jack in the Box Inc            COM              466367109     7567   365755 SH       SOLE
355015             10740
Marine Drilling Co Inc         COM              568240204     4611   205500 SH       SOLE
205500
Oakwood Homes Corp             COM              674098108      878   275370 SH       SOLE
275370
Oceaneering Intl Inc           COM              675232102     4818   322560 SH       SOLE
311830             10730
Oregon Steel Mills             COM              686079104     5983   753722 SH       SOLE
727062             26660
Pall Corp                      COM              696429307     4440   205900 SH       SOLE
196700              9200
PerkinElmer Inc                COM              714046109     4182   100325 SH       SOLE
96775              3550
Precision Castparts Corp       COM              740189105     6275   239045 SH       SOLE
230145              8900
Pride International Inc        COM              741932107     6422   439110 SH       SOLE
424660             14450
Shopko Stores Inc              COM              824911101     5141   223535 SH       SOLE
216395              7140
Silicon Valley Group Inc       COM              827066101     4013   226100 SH       SOLE
226100
Snap-On Tools                  COM              833034101     3365   126695 SH       SOLE
122775              3920
Steinway Musical Instruments   COM              858495104     1535    75800 SH       SOLE
75800
Sterling Software Inc          COM              859547101    12155   385880 SH       SOLE
373490             12390
Stewart Ent Cl A               COM              860370105     4134   870285 SH       SOLE
850765             19520
Supervalu Inc                  COM              868536103     8447   422365 SH       SOLE
414912              7453
Teleflex Inc                   COM              879369106     2912    92994 SH       SOLE
90184              2810
Toro Company                   COM              891092108     5386   144360 SH       SOLE
140755              3605
Valero Energy Corp             COM              91913Y100     1480    74490 SH       SOLE
74490
Varian Medical Systems Inc     COM              92220P105     9265   310786 SH       SOLE
301626              9160
Varian Semiconductor Equipment COM              922207105     3682   108300 SH       SOLE
108300
Vishay Intertechnology Inc     COM              928298108    13007   411289 SH       SOLE
398718             12571
Weatherford Intl Inc           COM              947074100     6049   151455 SH       SOLE
145263              6192